EMPLOYEE BENEFIT PLANS - Asset Allocation (Details)	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Equity investments	42.00%	41.00%
Fixed income investments	56.00%	58.00%
Cash	2.00%	1.00%
Total assets	100.00%	100.00%